Loans and Other Financing - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Allowance For Impairment [line items]
Contractual amount outstanding on loans and other facilities written off by bank	$ 3,031,951	$ 4,250,248
Bank Loan [member]
Disclosure Of Allowance For Impairment [line items]
Loan Portfolio Sales Profits	51,370	5,109
Loan Portfolio Sales Losses	$ 1,062	$ 10,067